FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	March 31, 2004

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Anthony G. Barbuto
Title:		Chief Financial Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

Anthony G. Barbuto New York, NY, April 22, 2004

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		95

Form 13F Information Value Total:		$481,952

List of Other Managers Included:			0



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FORM 13F                                                  (SEC USE ONLY)

3/31/2004

Name of Reporting Manager

Item 6:                                           Item 8:
              Item 1:                     Item 2:   Item 3:       Item 4:      Item 5:
Investment Discretion                   Item 7:     Voting Authority Shares
                                          Title                    Fair       Shares of
(a) Sole  (b) Shared- (c) Shared-     Managers
          Name of Issuer                 of Class  Cusip No.    Market Value  Principal
As Defined    Other      See Instr. V  (a) Sole(b) Share(c) None

in Instr. V

3M Co.                           (MMM)      COM   88579Y101        $8,383,488    102,400
X                               Wafra Investmen   X
A T & T Corp.                    (T)        COM   001957505          $477,899     24,420
X                              Wafra Investment   X
A T & T Wireless Group           (AWE)      COM   001957406          $533,934     39,231
X                               Wafra Investmen   X
ATI Technologies Inc.       (ATYT)          COM   001941103          $224,132     13,700
X                               Wafra Investmen   X
Aflac Inc.                       (AFL)      COM   001055102        $6,093,252    151,800
X                               Wafra Investmen   X
Altria Group Inc                 (MO)       COM   02209S103        $7,405,200    136,000
X                              Wafra Investment   X
American Express Company         (AXP)      COM   025816109        $8,853,388    170,750
X                              Wafra Investment   X
American International Group     (AIG)      COM   026874107       $10,858,542    152,187
X                               Wafra Investmen   X
Amgen Inc.                       (AMGN)     COM   031162100        $7,701,968    132,450
X                              Wafra Investment   X
Anadarko Petroleum Corp          (APC)      COM   032511107        $2,738,208     52,800
X                               Wafra Investmen   X
Apache Corp.                     (APA)      COM   037411105        $6,059,514    140,364
X                               Wafra Investmen   X
Applied Materials Inc.           (AMAT)     COM   038222105        $6,090,782    285,550
X                               Wafra Investmen   X
Bank of America Corp.            (BAC)      COM   060505104        $6,008,716     74,200
X                              Wafra Investment   X
Bed Bath & Beyond Inc            (BBBY)     COM   075896100        $5,880,665    140,350
X                              Wafra Investment   X
Best Buy Co.                     (BBY)      COM   086516101        $5,611,620    108,500
X                               Wafra Investmen   X
Boston Scientific Corp           (BSX)      COM   101137107        $4,776,226    112,700
X                              Wafra Investment   X
C.H. Robison Worlwide Inc.       (CHRW)     COM   12541W100          $450,275     10,850
X                               Wafra Investmen   X
CVS Corp.                        (CVS)      COM   126650100        $4,864,340    137,800
X                               Wafra Investmen   X
Capital One Financial Corp.      (COF)      COM   14040H105        $6,034,400     80,000
X                               Wafra Investmen   X
Caterpillar Inc.                 (CAT)      COM   149123101        $6,199,088     78,400
X                               Wafra Investmen   X
Cendant Corp.                    (CD)       COM   151313103        $6,819,444    279,600
X                               Wafra Investmen   X
Centurytel Inc.                  (CTL)      COM   156700106        $2,490,594     90,600
X                               Wafra Investmen   X
Cinergy                          (CIN)      COM   172474108        $5,023,337    122,850
X                               Wafra Investmen   X
Cisco Systems Inc.               (CSCO)     COM   17275R102       $12,514,492    530,950
X                              Wafra Investment   X
Citigroup Inc                    (C)        COM   172967101       $16,621,550    321,500
X                               Wafra Investmen   X
Coach Inc.                       (COH)      COM   189754104          $614,850     15,000
X                               Wafra Investmen   X
Coca-Cola Company                (KO)       COM   191216100        $8,108,360    161,200
X                               Wafra Investmen   X
Cypress Semiconductor Corp.      (CY)       COM   232806109          $300,909     14,700
X                              Wafra Investment   X
Deere & Co                       (DE)       COM   244199105        $4,747,735     68,500
X                              Wafra Investment   X
Dell Inc                         (DELL)     COM   24702R101        $7,140,888    212,400
X                              Wafra Investment   X
Dollar Tree Stores Inc.          (DLTR)     COM   256747106          $376,492     12,200
X                               Wafra Investmen   X
Dominion Resources               (D)        COM   25746U109        $5,050,765     78,550
X                               Wafra Investmen   X
Donaldson Co. Inc.               (DCI)      COM   257651109          $328,972     12,400
X                               Wafra Investmen   X
Dow Chemical                     (DOW)      COM   260543103        $6,686,480    166,000
X                               Wafra Investmen   X
EMC Corp/Mass                    (EMC)      COM   268648102        $1,003,057     73,700
X                              Wafra Investment   X
Estee Lauder Companies -CL A     (EL)       COM   518439104        $4,256,640     96,000
X                               Wafra Investmen   X
Exxon Mobil Corporation          (XOM)      COM   30231G102       $16,231,745    390,280
X                               Wafra Investmen   X
Forest Laboratories              (FRX)      COM   345838106        $6,238,102     87,100
X                               Wafra Investmen   X
Gallagher & Co.                  (AJG)      COM   363576109          $332,214     10,200
X                               Wafra Investmen   X
Gannett Co.                      (GCI)      COM   364730101        $3,851,718     43,700
X                               Wafra Investmen   X
Gap Inc.                         (GPS)      COM   364760108        $6,885,072    314,100
X                               Wafra Investmen   X
General Electric Co.             (GE)       COM   369604103       $15,131,816    495,800
X                               Wafra Investmen   X
Gilead Sciences Inc              (GILD)     COM   375558103        $5,179,030     93,400
X                               Wafra Investmen   X
Glaxosmithkline Plc              (GSK)      COM   37733W105        $1,098,625     27,500
X                               Wafra Investmen   X
HPL Technologies (restr cert)    (HPLA)     COM   40426C105           $32,374    107,913
X                               Wafra Investmen   X
Harley-Davidson Inc.             (HDI)      COM   412822108        $4,032,504     75,600
X                               Wafra Investmen   X
Home Depot Inc.                  (HD)       COM   437076102        $7,839,996    209,850
X                               Wafra Investmen   X
Ingersoll-Rand Co.               (IR)       COM   G4776G101        $5,797,605     85,700
X                              Wafra Investment   X
Int'l Business Machines Corp.    (IBM)      COM   459200101        $9,358,496    101,900
X                               Wafra Investmen   X
Intel Corp.                      (INTC)     COM   458140100       $10,268,000    377,500
X                               Wafra Investmen   X
Johnson & Johnson                (JNJ)      COM   478160104        $9,114,384    179,700
X                               Wafra Investmen   X
Lam Research Corp.               (LRCX)     COM   512807108          $401,920     16,000
X                              Wafra Investment   X
Linear Technology Corp           (LLTC)     COM   535678106        $2,744,660     74,000
X                              Wafra Investment   X
Lowe's Companies                 (LOW)      COM   548661107        $7,364,256    131,200
X                               Wafra Investmen   X
MBNA Corp.                       (KRB)      COM   55262L100        $6,562,125    237,500
X                              Wafra Investment   X
Marsh & McLennan Co.             (MMC)      COM   571748102        $5,428,675    117,250
X                               Wafra Investmen   X
Masco                            (MAS)      COM   574599106        $6,179,320    203,000
X                               Wafra Investmen   X
Medtronics Inc.                  (MDT)      COM   585055106        $6,885,550    144,200
X                               Wafra Investmen   X
Merck & Co. Inc.                 (MRK)      COM   589331107        $2,249,271     50,900
X                              Wafra Investment   X
Microchip Tech.                  (MCHP)     COM   595017104          $464,992     17,600
X                              Wafra Investment   X
Microsoft Corp.                  (MSFT)     COM   594918104       $13,499,595    541,500
X                               Wafra Investmen   X
Morgan Stanley                   (MWD)      COM   617446448        $7,738,365    135,050
X                              Wafra Investment   X
National Semiconductor Corp      (NSM)      COM   637640103        $3,398,895     76,500
X                               Wafra Investmen   X
Network Associates               (NET)      COM   640938106          $243,000     13,500
X                               Wafra Investmen   X
New York Community Bank          (NYB)      COM   649445103          $655,468     19,121
X                               Wafra Investmen   X
Nike Inc.                        (NKE)      COM   654106103        $7,066,703     90,750
X                               Wafra Investmen   X
North Fork Bank                  (NFB)      COM   659424105        $4,179,100     98,750
X                               Wafra Investmen   X
Pfizer Inc.                      (PFE)      COM   717081103       $15,298,449    436,475
X                               Wafra Investmen   X
Procter & Gamble Co              (PG)       COM   742718109        $8,390,400     80,000
X                               Wafra Investmen   X
Prudential Financial Inc.        (PRU)      COM   744320102        $6,125,904    136,800
X                               Wafra Investmen   X
Qualcomm Inc.                    (QCOM)     COM   747525103        $6,708,548    101,200
X                               Wafra Investmen   X
Ross Stores Inc                  (ROST)     COM   778296103          $447,198     14,600
X                               Wafra Investmen   X
SBC Communications Inc.          (SBC)      COM   78387G103        $5,212,296    212,400
X                               Wafra Investmen   X
Sandisk Corp.                    (SNDK)     COM   80004C101          $510,480     18,000
X                               Wafra Investmen   X
Sealed Air                       (SEE)      COM   81211K100        $4,463,268     89,750
X                               Wafra Investmen   X
Sei Investments Company          (SEIC)     COM   784117103          $379,500     11,500
X                               Wafra Investmen   X
Southwest Airlines               (LUV)      COM   844741108        $1,669,959    117,520
X                               Wafra Investmen   X
Sprint Corp (Fon Group)          (FON)      COM   852061100          $878,190     47,650
X                               Wafra Investmen   X
Steris Corp.                     (STE)      COM   859152100          $300,570     11,650
X                               Wafra Investmen   X
Sun Microsystems Inc.            (SUNW)     COM   866810104          $493,728    118,400
X                               Wafra Investmen   X
Sybase Inc.                      (SY)       COM   871130100          $316,949     15,100
X                               Wafra Investmen   X
Symantec Corp.                   (SYMC)     COM   871503108        $3,162,290     68,300
X                               Wafra Investmen   X
Sysco Corp.                      (SYY)      COM   871829107        $5,713,015    146,300
X                               Wafra Investmen   X
Texas Instruments                (TXN)      COM   882508104        $6,825,792    233,600
X                               Wafra Investmen   X
Textron Inc.                     (TXT)      COM   883203101        $4,682,515     88,100
X                               Wafra Investmen   X
Verizon Communications           (VZ)       COM   92343V104        $5,831,199    159,584
X                               Wafra Investmen   X
Viacom Inc 'B'                   (VIA/B)    COM   925524308        $5,314,916    135,550
X                               Wafra Investmen   X
Wal-Mart Stores Inc.             (WMT)      COM   931142103       $13,689,902    229,350
X                               Wafra Investmen   X
Washington Mutual                (WM)       COM   939322103        $4,153,548     97,250
X                               Wafra Investmen   X
Wellpoint Health Networks        (WLP)      COM   94973H108        $8,665,464     76,200
X                               Wafra Investmen   X
Wells Fargo Company              (WFC)      COM   949746101        $8,962,361    158,150
X                               Wafra Investmen   X
Weyerhaeuser Co.                 (WY)       COM   962166104        $5,963,775     91,050
X                               Wafra Investmen   X
Williams-Sonoma Inc.             (WSM)      COM   969904101          $410,400     12,000
X                               Wafra Investmen   X
XTO Energy Inc                   (XTO)      COM   98385X106          $389,100     15,416
X                               Wafra Investmen   X
Xilinx                           (XLNX)     COM   983919101        $1,208,320     32,000
X                               Wafra Investmen   X
Column Total                                                     $489,951,809 11,921,561

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